Costs and Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2020
Costs and Expenses by Nature
Schedule of costs and expenses by nature
	December 31, 2020	December 31, 2019	October 11 to 'December 31, 2018
Salaries and payroll charges (i)	(279,523)	(200,621)	(62,376)
Raw materials and productions costs	(216,791)	(238,635)	(27,267)
Depreciation and amortization	(174,088)	(164,932)	(21,770)
Editorial costs	(52,794)	(61,281)	(21,638)
Copyright	(59,597)	(61,975)	(20,473)
Advertising and publicity	(88,965)	(60,416)	(17,091)
Utilities, cleaning and security	(19,499)	(11,869)	(9,379)
Rent and condominium fees	(14,278)	(20,375)	(7,929)
Third-party services	(23,904)	(26,406)	(3,817)
Travel	(8,760)	(12,471)	(3,664)
Consulting and advisory services	(25,269)	(16,028)	(2,910)
Impairment losses on trade receivables	(25,015)	(4,297)	(2,283)
Material	(3,708)	(1,087)	(1,762)
Taxes and contributions	(2,066)	(3,278)	(267)
Reversal (provision) for tax, civil and labor risks	2,092	3,325	19
Provision for obsolete inventories	(4,057)	(6,831)	3,098
Income from lease and sublease agreements with related parties	21,683	-	-
Other income, net	4,283	(20,052)	(5,858)
	(970,256)	(907,229)	(205,367)

Cost of sales and services	(378,003)	(447,049)	(69,903)
Commercial expenses	(165,169)	(184,592)	(51,151)
General and administrative expenses	(406,352)	(276,427)	(84,898)
Impairment loss on accounts receivable	(25,015)	(4,297)	(2,283)
Other operating income, net	4,283	5,136	2,868
	(970,256)	(907,229)	(205,367)

(i) Increase impacted by Bonus IPO expenses recognized in the statement of consolidated Profit and loss, amount R$ 50,580 and also business acquisitions occurred in 2020.